Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash payments for operating leases	$ 208,055	$ 96,910	$ 114,749
Rent expenses	168,845	$ 153,833	$ 117,314
Operating lease liabilities	$ 139,254